Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment
Property, Plant and Equipment

Note 12. Property, Plant and Equipment

The following changes in property, plant and equipment were recorded during the year ended December 31, 2020:

				Currency
	Opening			translation	Ending
Costs	balance	Additions	Disposals	adjustments	balance
Refinery and power plants	$66,701	$25	$—	$(813)	$65,913
Processing plant and equipment	3,307	88	—	4	3,399
Office equipment	920	116	(69)	69	1,036
Right-of-use assets*	1,554	368	(210)	80	1,792
	$72,482	$597	$(279)	$(660)	$72,140

				Currency
	Opening			translation	Ending
Accumulated depreciation	balance	Additions	Disposals	adjustments	balance
Refinery and power plants	$14,883	$2,716	$—	$(313)	$17,286
Processing plant and equipment	1,454	314	—	3	1,771
Office equipment	366	157	(37)	31	517
Right-of-use assets*	366	514	(210)	13	683
	17,069	$3,701	$(247)	$(266)	20,257
Net book value	$55,413				$51,883

*    Primarily consisting of office premises.

The following changes in property, plant and equipment were recorded during the year ended December 31, 2019:

					Dispositions		Currency
	Opening	Initial adoption of			of		translation	Ending
Costs	balance	IFRS 16	Additions	Disposals	subsidiaries	Reclassification	adjustments	balance
Refinery and power plants	$68,559	$—	$219	$—	$—	$—	$(2,077)	$66,701
Processing plant and equipment	3,761	—	443	(326)	(1,019)	406	42	3,307
Office equipment	1,450	—	332	(291)	(95)	(406)	(70)	920
Right-of-use assets*	—	2,911	1,583	(278)	(2,500)	—	(162)	1,554
	$73,770	$2,911	$2,577	$(895)	$(3,614)	$—	$(2,267)	$72,482

					Dispositions		Currency
	Opening	Initial adoption of			of		translation	Ending
Accumulated depreciation	balance	IFRS 16	Additions	Disposals	subsidiaries	Reclassification	adjustments	balance
Refinery and power plants	$12,763	$—	$2,641	$—	$—	$—	$(521)	$14,883
Processing plant and equipment	1,873	—	416	(326)	(842)	387	(54)	1,454
Office equipment	809	—	145	(136)	(36)	(387)	(29)	366
Right-of-use assets*	—	—	738	—	(367)	—	(5)	366
	15,445	$—	$3,940	$(462)	$(1,245)	$—	$(609)	17,069
Net book value	$58,325							$55,413

*    Primarily consisting of office premises.

As at December 31, 2020, the net book value of right-of-use assets was $1,109 (2019: $1,188).

As of December 31, 2020, the Group owned a power plant which had a carrying amount of $27,642 (2019: $29,931). Pursuant to an assessment study of which the future cash flows were discounted at 7.2% (2019: 8.0%), management concluded that there was no impairment loss on December 31, 2020. Numerous variables were utilized for this assessment, including inflation expectations, performance of contracts, discount rates, and maintenance costs. Any change in these assumptions and variables could have an impact on the valuation of the asset. If the discount rate had been 100 basis point higher, there would have been no change to the Group’s net loss for the year ended December 31, 2020.

During the year ended December 31, 2020, 2019 and 2018 respectively, no expenditures were recognized in the carrying amounts of items of property, plant and equipment in the course of their construction.